Share-Based Compensation - Weighted Average Assumptions Used to Estimate Fair Value of WhiteWave Stock Options Grants Issued (Detail) (WhiteWave Foods [Member], Stock Options [Member])	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
WhiteWave Foods [Member] | Stock Options [Member]
Expected volatility		28.00%	28.00%	28.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected option term	6 years	6 years	6 years	6 years
Risk-free rate of return		1.13%		1.05%
Risk-free rate of return minimum	1.82%		1.13%
Risk-free rate of return maximum	2.10%		1.66%